FINANCIAL AND CAPITAL RISK MANAGEMENT - Commodity price risk (Details) - Commodity price risk - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in assumption	3.00%
Percentage of reasonably possible decrease in assumption	3.00%	3.00%
Primary aluminum
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increase (decrease) in profit or loss due to reasonably possible increase in assumption	¥ 9	¥ 6
Increase (decrease) in profit or loss due to reasonably possible decrease in assumption	(9)	(6)
Primary aluminum | Futures contracts | Financial liabilities at fair value through profit or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial liability		¥ 69
Primary aluminum | Futures contracts | Financial assets at fair value through profits or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial liability	¥ 9